Retirement Benefit Plans	12 Months Ended
Dec. 31, 2012
General Discussion of Pension and Other Postretirement Benefits [Abstract]
Retirement Benefit Plans

Defined Contribution Plans

The company operates defined contribution retirement benefit plans for all qualifying employees. The assets of the plans are held separately from those of the company in funds under the control of trustees. When employees leave the plans prior to vesting fully in the contributions, the contributions payable by the company are reduced by the amount of forfeited contributions.

The total amounts charged to the Consolidated Statements of Income for the year ended December 31, 2012, of $54.2 million (December 31, 2011: $53.2 million, 2010: $47.0 million) represent contributions paid or payable to these plans by the company at rates specified in the rules of the plans. As of December 31, 2012, accrued contributions of $20.5 million (December 31, 2011: $20.0 million) for the current year will be paid to the plans.

Defined Benefit Plans

The company maintains legacy defined benefit pension plans for qualifying employees of its subsidiaries in the U.K., Ireland, Germany and Taiwan. All defined benefit plans are closed to new participants. The company also maintains a postretirement medical plan in the U.S., which was closed to new participants in 2005. In 2006, the plan was amended to eliminate benefits for all participants who will not meet retirement eligibility by 2008. The assets of all defined benefit schemes are held in separate trustee-administered funds. Under the plans, the employees are generally entitled to retirement benefits based on final salary at retirement.

The most recent actuarial valuations of plan assets and the present value of the defined benefit obligation were valued as of December 31, 2012. The benefit obligation, related current service cost and prior service cost were measured using the projected unit credit method.

Benefit Obligations and Funded Status

The amounts included in the Consolidated Balance Sheets arising from the company's obligations and plan assets in respect of its defined benefit retirement plans is as follows:

	Retirement Plans		Medical Plan
$ in millions	2012	2011	2012	2011
Benefit obligation	(426.7)	(383.3)	(53.2)	(48.1)
Fair value of plan assets	338.9	288.3	9.1	8.2
Funded status	(87.8)	(95.0)	(44.1)	(39.9)
Amounts recognized in the Consolidated Balance Sheets:
Other assets	3.1	2.0	—	—
Accounts payable and accrued expenses	(90.9)	(97.0)	(44.1)	(39.9)
Funded status	(87.8)	(95.0)	(44.1)	(39.9)

Changes in the benefit obligations were as follows:

	Retirement Plans		Medical Plan
$ in millions	2012	2011	2012	2011
January 1	383.3	336.1	48.1	52.4
Service cost	4.5	4.4	0.3	0.5
Interest cost	19.6	19.1	2.1	2.3
Contributions from plan participants	—	—	0.5	0.5
Actuarial (gains)/losses	15.0	41.8	4.4	(5.2)
Exchange difference	19.6	(4.1)	—	—
Benefits paid	(15.3)	(14.0)	(2.2)	(2.4)
December 31	426.7	383.3	53.2	48.1

Key assumptions used in plan valuations are detailed below. Appropriate local mortality tables are also used. The postretirement benefit obligations reflect the anticipated annual receipt of the 28% subsidy on retiree prescription drug claims between $325 and $6,600 for 2013 (and adjusted annually in the future) as a result of the Medicare Prescription Drug Improvement and Modernization Act of 2003. The weighted average assumptions used to determine defined benefit obligations at December 31, 2012, and 2011 are:

	Retirement Plans		Medical Plan
	2012	2011	2012	2011
Discount rate	4.67%	4.92%	3.79%	4.34%
Expected rate of salary increases	3.09%	3.34%	2.50%	3.00%
Future pension/medical cost trend rate increases	2.79%	3.22%	5.00%-7.60%	5.00%-8.00%

Changes in the fair value of plan assets in the current period were as follows:

	Retirement Plans		Medical Plan
$ in millions	2012	2011	2012	2011
January 1	288.3	286.0	8.2	8.1
Actual return on plan assets	35.5	9.5	1.0	0.2
Exchange difference	16.2	(0.6)	—	—
Contributions from the company	13.0	6.6	—	—
Contributions from plan participants	—	—	0.2	0.2
Benefits paid	(14.3)	(12.8)	(0.3)	(0.3)
Settlement and other	0.2	(0.4)	—	—
December 31	338.9	288.3	9.1	8.2

The components of the amount recognized in accumulated other comprehensive income at December 31, 2012, and 2011 are as follows:

	Retirement Plans		Medical Plan
$ in millions	2012	2011	2012	2011
Prior service cost/(credit)	—	—	(9.9)	(11.9)
Net actuarial loss/(gain)	100.9	102.2	11.6	7.9
Total	100.9	102.2	1.7	(4.0)

The amounts in accumulated other comprehensive income expected to be amortized into net periodic benefit cost during the year ending December 31, 2013 are as follows:

$ in millions	Retirement Plans	Medical Plan
Prior service cost/(credit)	—	(2.0)
Net actuarial loss/(gain)	2.1	0.3
Total	2.1	(1.7)

The total accumulated benefit obligation and fair value of plan assets for plans with accumulated benefit obligations in excess of plan assets and the projected benefit obligation and fair value of plan assets for pension plans with projected benefit obligations in excess of plan assets are as follows:

	Retirement Plans
$ in millions	2012	2011
Plans with accumulated benefit obligation in excess of plan assets:
Accumulated benefit obligation	416.6	371.8
Fair value of plan assets	325.1	274.6
Plans with projected benefit obligation in excess of plan assets:
Projected benefit obligation	416.6	371.8
Fair value of plan assets	325.1	274.6

Net Periodic Benefit Cost

The components of net periodic benefit cost in respect of these defined benefit plans are as follows:

	Retirement Plans			Medical Plan
$ in millions	2012	2011	2010	2012	2011	2010
Service cost	(4.5)	(4.4)	(4.1)	(0.3)	(0.5)	(0.6)
Interest cost	(19.6)	(19.1)	(18.2)	(2.1)	(2.3)	(2.7)
Expected return on plan assets	17.4	17.6	14.9	0.5	0.5	0.4
Amortization of prior service cost/(credit)	—	—	(3.0)	2.0	2.0	2.0
Amortization of net actuarial gain/(loss)	(2.2)	(1.2)	—	(0.2)	(0.3)	(2.7)
Settlement	—	—	0.6	—	—	—
Net periodic benefit cost	(8.9)	(7.1)	(9.8)	(0.1)	(0.6)	(3.6)

The weighted average assumptions used to determine net periodic benefit cost for the years ended December 31, 2012, 2011, and 2010 are:

	Retirement Plans
	2012	2011	2010
Discount rate	4.92%	5.65%	5.68%
Expected return on plan assets	5.75%	5.84%	6.20%
Expected rate of salary increases	3.34%	3.60%	3.62%
Future pension rate increases	3.22%	3.49%	3.50%

	Medical Plan
	2012	2011	2010
Discount rate	4.34%	5.20%	5.80%
Expected return on plan assets	7.00%	7.00%	7.00%
Expected rate of salary increases	3.00%	3.00%	4.50%
Future medical cost trend rate increases	5.00%-8.00%	5.00%-8.00%	5.00%-8.00%

In developing the expected rate of return, the company considers long-term compound annualized returns based on historical and current market data. Using this reference information, the company develops forward-looking return expectations for each asset category and an expected long-term rate of return for a targeted portfolio. Discount rate assumptions were based upon AA-rated corporate bonds of suitable terms and currencies.

The assumed health care cost rates are as follows:

	Medical Plan
	2012	2011	2010
Health care cost trend rate assumed for next year	8.00%	8.00%	7.75%
Rate to which cost trend rate gradually declines	5.00%	5.00%	5.00%
Year the rate reaches level it is assumed to remain thereafter	2020	2020	2017

A one percent change in the assumed rate of increase in healthcare costs would have the following effects:

$ in millions	Increase	Decrease
Effect on aggregate service and interest costs	0.3	(0.3)
Effect on defined benefit obligation	6.9	(5.8)

Plan Assets

The analysis of the plan assets as of December 31, 2012 was as follows:

$ in millions	Retirement Plans	% of Plan Assets	Medical Plan	% of Plan Assets
Cash and cash equivalents	7.2	2.1%	0.2	2.2%
Fund investments	164.9	48.6%	8.9	97.8%
Equity securities	92.4	27.3%	—	—%
Government debt securities	58.3	17.2%	—	—%
Other assets	1.3	0.4%	—	—%
Guaranteed investments contracts	14.8	4.4%	—	—%
Total	338.9	100.0%	9.1	100.0%

The analysis of the plan assets as of December 31, 2011 was as follows:

$ in millions	Retirement Plans	% of Plan Assets	Medical Plan	% of Plan Assets
Cash and cash equivalents	1.9	0.7%	0.2	2.4%
Fund investments	126.1	43.7%	8.0	97.6%
Equity securities	107.5	37.3%	—	—%
Government debt securities	38.1	13.2%	—	—%
Other assets	0.8	0.3%	—	—%
Guaranteed investments contracts	13.9	4.8%	—	—%
Total	288.3	100.0%	8.2	100.0%

Plan assets are not held in company stock. The investment policies and strategies for plan assets held by defined benefit plans include:

•	Funding - to have sufficient assets available to pay members benefits;

•	Security - to maintain the minimum Funding Requirement;

•	Stability - to have due regard to the employer's ability in meeting contribution payments given their size and incidence.
Fund investments are primarily held in equity and fixed income strategies.

The following table presents the carrying value of the plan assets, including major security type for equity and debt securities, which are measured at fair value as of December 31, 2012:

	As of December 31, 2012
$ in millions	Fair Value Measurements	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Cash and cash equivalents	0.2	0.2	—	—
Fund investments	173.8	173.8	—	—
Equity securities	92.4	92.4	—	—
Government debt securities	58.3	15.3	43.0	—
Other assets	1.3	1.3	—	—
Guaranteed investments contracts	14.8	—	—	14.8
Total	340.8	283.0	43.0	14.8

The following table presents the carrying value of the plan assets, including major security type for equity and debt securities, which are measured at fair value as of December 31, 2011:

	As of December 31, 2011
$ in millions	Fair Value Measurements	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Cash and cash equivalents	0.2	0.2	—	—
Fund investments	134.1	134.1	—	—
Equity securities	107.5	107.5	—	—
Government debt securities	38.1	12.1	26.0	—
Other assets	0.8	0.8	—	—
Guaranteed investment contracts	13.9	—	—	13.9
Total	294.6	254.7	26.0	13.9

The following is a description of the valuation methodologies used for each major category of plan assets measured at fair value. Information about the valuation hierarchy levels used to measure fair value is detailed in Note 3, “Fair Value of Assets and Liabilities.”

Cash and cash equivalents
Cash equivalents include cash investments in money market funds and time deposits. Cash investments in money market funds are valued under the market approach through the use of quoted market prices in an active market, which is the net asset value of the underlying funds, and are classified within level 1 of the valuation hierarchy. Cash investments in time deposits of $7.2 million held at December 31, 2012 (December 31, 2011: $2.8 million) are not included in the table above, as they are not measured at fair value on a recurring basis. Time deposits are valued at cost plus accrued interest, which approximates fair value.

Fund investments
These plan assets are primarily invested in affiliated funds and are classified within level 1 of the valuation hierarchy. They are valued at the net asset value of shares held by the plan at year end.

Equity securities, corporate debt securities and other investments
These plan assets are classified within level 1 of the valuation hierarchy and are valued at the closing price reported on the active market on which the individual securities are traded.

Government debt securities
Government debt securities that have a readily available market price are classified within level 1 of the valuation hierarchy.  These securities are valued at the closing price reported on the active market on which the individual securities are traded.  Government debt securities that include index-linked bonds are classified within level 2 of the valuation hierarchy. Prices for these bonds are calculated using the relevant index ratio.

Guaranteed investment contracts
These plan assets are classified within level 3 of the valuation hierarchy and are valued through use of unobservable inputs by discounting the related cash flows based on current yields of similar instruments with comparable durations considering the credit-worthiness of the issuer.

The following table shows a reconciliation of the beginning and ending fair value measurement for level 3 assets, which is comprised solely of the guaranteed investment contracts, using significant unobservable inputs:

$ in millions	Year ended December 31, 2012	Year ended December 31, 2011
Balance, beginning of year	13.9	14.2
Unrealized gains/(losses) relating to the instrument still held at the reporting date	1.2	0.8
Purchases, sales, issuances and settlements (net)	(0.3)	(1.1)
Balance, end of year	14.8	13.9

Quantitative Information about Level 3 Fair Value Measurements

The following table shows significant unobservable inputs used in the fair value measurement of level 3 assets and liabilities:

Assets	Fair Value at December 31, 2012 ($ in millions)	Valuation Technique	Unobservable Inputs	Range
Guaranteed investment contracts	14.8	Discounted cash flow	Discount rate	4.7%
			Mortality assumption	Standard UK mortality tables with a long-term rate of improvement of 1.25%

For the guaranteed investment contracts, significant increases in the discount rate in isolation would result in significantly lower fair value measurements.

Cash Flows

The estimated amounts of contributions expected to be paid to the plans during 2013 are $15.9 million for retirement plans and $2.3 million for the medical plan.

There are no future annual benefits of plan participants covered by insurance contracts issued by the employer or related parties.

The benefits expected to be paid in each of the next five fiscal years and in the five fiscal years thereafter are as follows:

$ in millions	Retirement Plans	Medical Plan
Expected benefit payments:
2013	8.1	2.5
2014	8.6	2.7
2015	10.1	2.8
2016	10.0	2.8
2017	10.8	2.9
Thereafter in the succeeding five years	54.8	14.8